Rent Expenses by Business Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Rent	$ 313,039	$ 302,192	$ 294,789
Hospitals | Operating Segments
Operating Leased Assets [Line Items]
Rent	205,163	194,967	193,872
Hospitals | Operating Segments | Building | Ventas
Operating Leased Assets [Line Items]
Rent	118,130	107,431	101,831
Hospitals | Operating Segments | Building | Other Landlords
Operating Leased Assets [Line Items]
Rent	56,210	55,481	60,232
Hospitals | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	30,823	32,055	31,809
Home Health | Operating Segments
Operating Leased Assets [Line Items]
Rent	7,832	4,123	2,407
Home Health | Operating Segments | Building
Operating Leased Assets [Line Items]
Rent	7,027	3,621	2,080
Home Health | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	805	502	327
Hospice | Operating Segments
Operating Leased Assets [Line Items]
Rent	950	978	733
Hospice | Operating Segments | Building
Operating Leased Assets [Line Items]
Rent	895	892	674
Hospice | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	55	86	59
Kindred Hospital Rehabilitation Services | Operating Segments
Operating Leased Assets [Line Items]
Rent	7,041	7,326	6,648
Kindred Hospital Rehabilitation Services | Operating Segments | Building
Operating Leased Assets [Line Items]
Rent	6,488	6,821	6,250
Kindred Hospital Rehabilitation Services | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	553	505	398
RehabCare | Operating Segments
Operating Leased Assets [Line Items]
Rent	4,199	4,726	5,442
RehabCare | Operating Segments | Building
Operating Leased Assets [Line Items]
Rent	1,314	1,311	1,289
RehabCare | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	2,885	3,415	4,153
Nursing Center Division | Operating Segments
Operating Leased Assets [Line Items]
Rent	85,569	87,788	83,258
Nursing Center Division | Operating Segments | Building | Ventas
Operating Leased Assets [Line Items]
Rent	43,809	40,667	39,363
Nursing Center Division | Operating Segments | Building | Other Landlords
Operating Leased Assets [Line Items]
Rent	33,412	38,628	36,325
Nursing Center Division | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	8,348	8,493	7,570
Support Center Non Segment | Operating Segments
Operating Leased Assets [Line Items]
Rent	2,285	2,284	2,429
Support Center Non Segment | Operating Segments | Building
Operating Leased Assets [Line Items]
Rent	2,109	2,120	2,242
Support Center Non Segment | Operating Segments | Equipment
Operating Leased Assets [Line Items]
Rent	$ 176	$ 164	$ 187